Financial Instruments - Summary of changes in reserve for hedging instruments (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about changes in reserve for hedging instruments [line items]
Opening balance	$ (54.1)	$ (9.9)
Change in fair value recognized in OCI	(5.1)	(47.0)
Costs of hedging recognized in OCI	2.2	2.0
Reclassified from OCI to profit or loss		0.9
Closing balance	(57.0)	(54.1)
Reserve of hedging Costs [member]
Disclosure of detailed information about changes in reserve for hedging instruments [line items]
Opening balance	5.0	3.0
Costs of hedging recognized in OCI	2.2	2.0
Closing balance	7.2	5.0
Reserve of intrinsic value of options [member]
Disclosure of detailed information about changes in reserve for hedging instruments [line items]
Opening balance	(2.2)
Change in fair value recognized in OCI	(0.8)	(2.2)
Closing balance	(3.0)	(2.2)
Reserve of foreign exchange transactions [member]
Disclosure of detailed information about changes in reserve for hedging instruments [line items]
Opening balance	(56.9)	(12.9)
Change in fair value recognized in OCI	(4.3)	(44.8)
Reclassified from OCI to profit or loss		0.9
Closing balance	$ (61.2)	$ (56.9)